RULE 24F-2 NOTICE



1. Name and address of issuer:

   Pioneer Variable Contracts Trust
   60 State Street
   Boston, MA 02109-1820

2. Name of each series or class of funds for which this notice is filed:
     International Growth Portfolio             Equity-Income Portfolio
     Capital Growth Portfolio                   Balanced Portfolio
     Real Estate Growth Portfolio               Swiss Franc Bond Portfolio
     America Income Portfolio                   Money Market Portfolio

3. Investment Company Act File Number:     811-8786;
   Securities Act File Number:  33-84546

4. Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the fiscal year but before termination of the issuer's 24f-2 declaration. N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year.
   Shares:  6,244  Aggregate sale price: $26,585

   Fee needs to be paid only for above  shares,  which are DRIP shares issued
   to  shareholder  that  provided  seed  capital  before   effectiveness  of
   registration statement; these shares do not include 50,469,548 shares sold or issued to separate accounts offering interests on which registration fees have been or will be paid (see Section B.5 of Instructions to Form 24F-2).

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
   Shares:  49,927,079   Aggregate sale price:  $183,788,687

   Fee needs to be paid only for 6,244 shares shown in Item 9 above; aggregate sales price of $26,585 for such shares is provided in Item 12(i) below.

11.Number and aggregate sale price of securities issued during the fiscal year
   in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
   Instruction B.7):
     N/A

12.Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during  the fiscal
        year in reliance on rule 24f-2 (from Item 10):                   $26,585

   (ii) Aggregate price of shares issued in connection
        with dividend reinvestment plans (from Item 11,
        if applicable):                                                 +    N/A

   (iii)Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                         -    N/A

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing
        fees pursuant to rule 24e-2 (if applicable):                         $ 0

   (v)  Net aggregate  price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),  less
        line (iii) plus line (iv)] (if applicable):                          N/A

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or
        regulation (see Instruction C.6):                 1/3300

   (vii)Fee due [line (i) or line (v) multiplied by
        line (vi)]:                                                        $8.06

Instruction:  Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year: See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

     [X]

     Date of mailing or wire transfer of filing fees to the Commission's lock-box depository: February 26, 1997

                                   SIGNATURES

     This report has been signed below the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)
     /s/Robert P. Nault
     Assistant Secretary

     Date:  February 27, 1997